                United States Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2003

Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bremer Trust, National Association
             4150 -- 2nd St. S., P.O. Box 986
             St. Cloud, MN  56302-0986

Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:        David J. Erickson
Title:       Vice President, Investments
Phone:       (320) 255-7174

Signature, Place and Date of Signing:

/s/ David J. Erickson                    St. Cloud, MN             11-14-03
-----------------------------          -----------------          ------------
[Signature]                             [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                114

Form 13F Information Table Value Total (000):                          $136,819

List of Other Included Managers:                                       0

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

Page 1 of 6      Name of Reporting Manager: Bremer Trust, N.A.


          COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6            COLUMN 7          COLUMN 8
       Name of Issuer     Title     CUSIP      Fair   # of Shares    Investment Discretion      Other    Voting Authority (Shares)
                        of Class    Number    Market                                           Managers
                                               Value
                                              (000)
                                                                 (a) Sole (b) Shared (c) Shared        (a) Sole (b) Shared (c) None
                                                                                        Other
Nabors Industries LTD     Com     G6359F103    861       23,115    21,900       300       915            23,115

ADC Telecommunications    Com     000886101    443      190,035   155,390    14,000    20,645           190,035

AFLAC Inc                 Com     001055102  1,725       53,411    52,323       978       110            53,411

Abbott Labs               Com     002824100    469       11,026    10,226                 800            11,026

Acclaim Entertainment     Com     004325205     16       18,500                        18,500            18,500

Allete                    Com     018522102    365       13,329    10,629     2,000       700            13,329

Allstate                  Com     020002101    401       10,986    10,986                                10,986

Altria Group Inc          Com     02209S103    244        5,575     2,075     1,000     2,500             5,575

American Express Co       Com     025816109    310        6,885     6,735       150                       6,885

American Int'l Group
   Inc                    Com     026874107  2,176       37,705    32,068       368     5,269            37,705

American Pwr Conversion
   Corp                   Com     029066107    862       50,130    49,790       200       140            50,130

Amgen                     Com     031162100  2,334       36,152    34,227       350     1,575            36,152

ATMEL Corp                Com     049513104    202       50,340    48,140     1,800       400            50,340

Avon Products Inc         Com     054303102  1,634       25,315    24,860       200       255            25,315

BP PLC                    ADR     055622104  1,630       38,716    33,874               4,842            38,716

Bellsouth Corp            Com     079860102    258       10,897     6,279     4,218       400            10,897

Best Buy                  Com     086516101  1,641       34,535    32,170     2,200       165            34,535

Biomet Inc                Com     090613100    968       28,815    28,725                  90            28,815

Boeing Co                 Com     097023105    377       10,984     9,044       200     1,740            10,984

Bristol Myers Squibb Co   Com     110122108    372       14,506     5,156     1,000     8,350            14,506

Page 2 of 6      Name of Reporting Manager: Bremer Trust, N.A.

          COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6            COLUMN 7          COLUMN 8
       Name of Issuer     Title     CUSIP      Fair   # of Shares    Investment Discretion      Other    Voting Authority (Shares)
                        of Class    Number    Market                                           Managers
                                               Value
                                              (000)
                                                                 (a) Sole (b) Shared (c) Shared        (a) Sole (b) Shared (c) None
                                                                                        Other
Burlington Northern
   Santa Fe               Com     12189T104    481       16,647       600     3,447    12,600            16,647

Burlington Resources      Com     122014103    367        7,618       648               6,970             7,618

CVS                       Com     126650100  1,054       33,945    33,545       300       100            33,945

Cardinal Health Inc       Com     14149Y108    784       13,430    13,220        50       160            13,430

Carnival Corp             Com     143658102  1,898       57,695    57,595                 100            57,695

Cepheid Inc               Com     15670R107     61       13,000    10,000               3,000            13,000

ChevronTexaco Corp        Com     166764100  1,143       16,002    15,439       150       413            16,002

Cisco Systems Inc         Com     17275R102  2,515      128,589   121,109     2,145     5,335           127,059                1,530

Citigroup Inc             Com     172967101  2,946       64,728    58,467       592     5,669            64,728

Coca-Cola Co              Com     191216100    262        6,110     2,587               3,523             6,110

Cognos Inc                Com     1924C109   1,020       32,880    32,750                 130            32,880

Colgate Palmolive Co      Com     194162103  1,570       28,085    25,980       300     1,805            28,085

Communication Sys Inc     Com     203900105    581       72,833    72,833                                72,833

Community First
   Bankshares Inc         Com     203902101  1,294       48,613         8     2,453    46,152            48,613


Computer Assoc Int'l
   Inc                    Com     204912109    977       37,404    36,669                 735            37,404

D R Horton Inc            Com     23331A109    620       18,959                        18,959            18,959

Deere & Co                Com     244199105    346        6,492     6,350                 142             6,492

Dell Computer Corp        Com     247025109  1,868       55,934    52,009               3,925            55,934

Disney Walt Co            Com     254687106  1,608       79,723    73,840       940     4,943            79,723

Donaldson Inc             Com     257651109    397        7,370     2,250               5,120             7,370

Dover Corp                Com     260003108  1,230       34,785    34,300                 485            34,785

Page 3 of 6      Name of Reporting Manager: Bremer Trust, N.A.

          COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6            COLUMN 7          COLUMN 8
       Name of Issuer     Title     CUSIP      Fair   # of Shares    Investment Discretion      Other    Voting Authority (Shares)
                        of Class    Number    Market                                           Managers
                                               Value
                                              (000)
                                                                 (a) Sole (b) Shared (c) Shared        (a) Sole (b) Shared (c) None
                                                                                        Other
Ecolab Inc                Com     278865100  1,440       57,015    56,010       700       305            57,015

Emerson Electric Co       Com     291011104  1,007       19,125    16,745               2,380            19,125

Endocardial Solutions
   Inc                    Com     292962107     78       15,500                        15,500            15,500

Exxon Mobil               Com     30231G102  3,022       82,559    75,108     4,608     2,843            82,309                  250

FPL Group Inc             Com     302571104    273        4,312     3,512                 800             4,312

Federal Home Ln Mtg
   Corp                   Com     313400301    347        6,620     6,220                 400             6,620

Federal Nat'l Mtg Assn    Com     313586109  1,106       15,760    14,655               1,105            15,760

FED EX Corp               Com     31428X106  2,348       36,450    35,860       300       290            36,450

First Data Corp           Com     319963103  1,584       39,635    39,010       500       125            39,635

Fleet Boston Financial    Com     339030108    302       10,000                        10,000            10,000

Ford Motor Co             Com     345370860    260       24,110     2,573       874    20,663            23,110                1,000

Fortune Brands            Com     349631101    214        3,775       575               3,200             3,775

HB Fuller                 Com     359694106    216        8,912                         8,912             8,912

G & K Services Inc        Com     361268105    441       12,642     2,000              10,642            12,642

General Electric Co       Com     369604103  4,213      141,333   122,853     3,965    14,515           141,333

Grainger W W Inc          Com     384802104    992       20,855    20,070       550       235            20,855

Halliburton Co            Com     406216101    289       11,900    11,300                 600            11,900

Hector Com Co             Com     422730101    647       49,534    49,534                                49,534

Home Depot                Com     437076102    363       11,385     8,455       495     2,435            11,385

Intel Corp                Com     458140100  3,477      126,358   102,941     3,068    20,349           126,358

International Business
   Machs                  Com     459200101  2,417       27,365    24,900       500     1,965            27,365

Page 4 of 6      Name of Reporting Manager: Bremer Trust, N.A.

          COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6            COLUMN 7          COLUMN 8
       Name of Issuer     Title     CUSIP      Fair   # of Shares    Investment Discretion      Other    Voting Authority (Shares)
                        of Class    Number    Market                                           Managers
                                               Value
                                              (000)
                                                                 (a) Sole (b) Shared (c) Shared        (a) Sole (b) Shared (c) None
                                                                                        Other
Interpublic Group Cos
   Inc                    Com     460690100    245       17,385    15,885               1,500            17,385

Investors Real Estate     Shr Ben 461730103  4,945      504,631   288,123    17,570   198,938           415,100               89,531
                          Interest

J P Morgan Chase          Com     46625H100  1,020       29,702    24,015     1,425     4,262            29,702

Johnson & Johnson         Com     478160104  2,425       48,964    43,534       850     4,580            48,964

Kimberly Clark Corp       Com     494368103  1,708       33,282    33,182                 100            33,282

Kohl's                    Com     500255104  1,084       20,260    20,190                  70            20,260

Lucent Technologics Inc   Com     549463107    141       65,086    52,258     3,584     9,244            64,886                  200

MDU Resources Group       Com     552690109    261        7,741     1,639     3,875     2,227             7,741


McDonalds Corp            Com     580135101  2,289       97,254    77,494       890    18,870            97,254

Medtronic Inc             Com     585055106  1,240      239,551    69,049    67,514   102,988           239,551

Mellon Financial Corp     Com     58551A108  1,106       36,680    36,580                 100            36,680

Merck & Co Inc            Com     589331107  1,728       34,146     5,202       500    28,444            34,146

Microsoft Corp            Com     594918104  3,469      124,802   109,270     3,465    12,067           124,262                  540

Morgan Stanley/Dean
   Witter & Co            Com     617446448    452        8,958     8,882                  76             8,958


Nokia Corporation         ADR     654902204    875       56,085    53,945       410     1,730            56,085

Oracle Corp               Com     68389X105  1,296      115,380   112,465       905     2,010           115,280                  100

Otter Tail Power Co       Com     689648103    370       14,210    13,610                 600            14,210

Pentair Inc               Com     709631105    204        5,114                         5,114             5,114

PepsiCo Inc               Com     713448108  2,037       44,449    41,334       630     2,485            44,249                  200

Pfizer Inc                Com     717081103  3,238      106,580    96,267     1,303     9,010           106,180                  400

Proctor & Gamble          Com     742718109    568        6,116       166        50     5,900             6,116

Page 5 of 6      Name of Reporting Manager: Bremer Trust, N.A.

          COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6            COLUMN 7          COLUMN 8
       Name of Issuer     Title     CUSIP      Fair   # of Shares    Investment Discretion      Other    Voting Authority (Shares)
                        of Class    Number    Market                                           Managers
                                               Value
                                              (000)
                                                                 (a) Sole (b) Shared (c) Shared        (a) Sole (b) Shared (c) None
                                                                                        Other
Prudential Financial
   Corp                   Com     744320102    292        7,826     7,826                                 7,826

Quest Diagnostics Inc     Com     74834L100  1,277       21,065    20,995                  70            21,065

Ryland Group Inc          Com     783764103    380        5,200                         5,200             5,200

SBC Communication Inc     Com     78387G103  1,419       63,772    53,562     4,411     5,799            63,304                  468

St. Paul Cos Inc          Com     792860108    580       15,660    12,060               3,600            15,660

Saks Inc                  Com     79377W108  1,708      148,138     7,880             140,258            13,945              134,193

Schlumberger LTD          Com     806857108    769       15,894    13,028       626     2,240            15,694                  200

Charles Schwab Co         Com     808513105    297       24,969    19,260       319     5,390            24,969

Service Master Co         Com     81760N109    320       31,161    31,161                                31,161

Southern Co               Com     842587107    308       10,494     8,669     1,200       625            10,494

Target                    Com     87612E106  3,668       97,475    80,325       600    16,550            97,475

Texas Instruments         Com     882508104  1,248       54,720    53,245     1,100       375            54,720

Textron Inc               Com     883203101    383        9,700     9,600                 100             9,700

3M Co                     Com     88579Y101  2,948       42,675    31,354     1,700     9,621            42,675

Time Warner Inc           Com     887317105  1,024       67,765    58,880       300     8,585            67,590                  175

Toro Co                   Com     891092108    201        4,460                         4,460             4,460

Traveler's Property       Com     89420G109  1,003       63,140    62,485       416       239            63,135                    5
   Casualty Company

Tyco Int'l Ltd New        Com     902124106    214       10,453       305       500     9,648            10,453

US Bancorp Del            Com     902973106  1,634       68,114    48,676     3,536    15,902            68,114

Ultra Petroleum Corp      Com     903914109    229       16,425                        16,425            16,425

Verizon                   Com     92343V104    748       23,045    12,943     4,430     5,672            22,745                  300

Viacom B                  Com     925524308  1,321       34,481    33,592       779       110            34,481

Page 6 of 6      Name of Reporting Manager: Bremer Trust, N.A.

          COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6            COLUMN 7          COLUMN 8
       Name of Issuer     Title     CUSIP      Fair   # of Shares    Investment Discretion      Other    Voting Authority (Shares)
                        of Class    Number    Market                                           Managers
                                               Value
                                              (000)
                                                                 (a) Sole (b) Shared (c) Shared        (a) Sole (b) Shared (c) None
                                                                                        Other
Vicom Inc                 Com     925808107     17       10,000    10,000                                10,000

Wal-Mart Stores Inc       Com     931142103  2,560       45,843    38,798       600     6,445            42,093                3,750

Walgreen Co               Com     931422109  1,931       63,030    60,080       350     2,600            63,030

Washington Mutual Inc     Com     939322103    285        7,227                         7,227             7,227

Wells Fargo & Co          Com     94974B101  2,355       45,732    34,691     3,941     7,100            45,732

Weyerhauser               Com     962166104    237        4,055     4,055                                 4,055

Wyeth                     Com     983024100    446        9,665     4,865               4,800             9,665

X-Cel Energy Com          Com     98389B100    736       47,103    26,625     5,657    14,821            47,103

Yum! Brands Inc           Com     988498101    234        7,890     7,730                 160             7,890